                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1. Name and address of issuer:

     Eclipse Funds
     51 Madison Avenue
     New York, NY 10010

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
issuer, check the box but do not list series or classes):                    [x]

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3. Investment Company Act File Number: 811-04847

   Securities Act File Number:         033-08865

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4(a). Last day of fiscal year for which this Form is filed: 10/31/06

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5. Calculation of registration fee:

     (i) Aggregate sale price of securities
     sold during the fiscal year pursuant to
     section 24(f):                                               $1,916,923,419
                                                                  --------------

     (ii) Aggregate price of securities
     redeemed or repurchased during the fiscal
     year:                                        $797,140,915
                                                  ------------

     (iii) Aggregate price of securities
     redeemed or repurchased during any prior
     fiscal year ending no earlier than October
     11, 1995 that were not previously used to
     reduce registration fees payable to the
     Commission:                                  $          0
                                                  ------------

     (iv) Total available redemption credits
     [add Items 5(ii) and 5(iii)]:                               -$  797,140,915
                                                                  --------------

     (v) Net sales - if Item 5(i) is greater
     than Item 5(iv) [subtract Item 5(iv) from
     Item 5(i)]:                                                  $1,119,782,504
                                                                  --------------

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     (vi) Redemption credits available for use
     in future years -- if Item 5(i) is less
     than Item 5(iv) [subtract Item 5(iv) from
     Item 5(i)]:                                  $          0
                                                  ------------

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     (vii) Multiplier for determining
     registration fee (See Instruction C.9):                     x    0.00010700
                                                                  --------------

     (viii) Registration fee due [multiply Item
     5(v) by Item 5(vii)] (enter "0" if no fee
     is due):                                                    =$   119,816.73
                                                                  ==============

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6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________

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7. Interest due - if this Form is being filed
more than 90 days after the end of the issuer's
fiscal year (see Instruction D):                                 +$            0
                                                                  --------------

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8. Total of the amount of the registration fee
due plus any interest due [line 5(viii) plus
line 7]:                                                         =$   119,816.73
                                                                  ==============

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9. Date the registration fee and any interest payment was sent to the
Commission's lockbox depository: January 25, 2007

     Method of Delivery:

     [X]  Wire Transfer
     [ ]  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/: Arphiela Arizmendi
                                        ----------------------------------------
                                        Arphiela Arizmendi
                                        Treasurer and Principal Financial and
                                        Accounting Officer

Date: January 26, 2007

*    Please print the name and title of the signing officer below the signature.